Schedule of Net Revenue By Product Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 2,880,658	$ 7,000,836	$ 16,797,366
Oil [Member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	2,553,065	3,323,925	3,055,800
Gas [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 327,593	$ 3,676,911	$ 13,741,566